Deferred Acquisition Costs and Other Actuarial Balances - Benefits and Protection - Balances and changes in DAC (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Acquisition Costs
Beginning balance, Deferred acquisition costs	$ 3,926.5	$ 3,939.2		$ 3,822.3
Amortized to expense		(388.7)	$ (385.7)	(372.2)
Ending balance, Deferred acquisition costs	3,921.1	3,926.5	3,939.2
Benefits and Protection
Deferred Acquisition Costs
Beginning balance, Deferred acquisition costs	3,007.6	3,009.2		2,857.9
Amortized to expense		(292.8)	(284.7)	(265.2)
Ending balance, Deferred acquisition costs		3,007.6	3,009.2
Individual disability | Benefits and Protection | Specialty Benefits
Deferred Acquisition Costs
Beginning balance, Deferred acquisition costs	667.7	626.1	580.7	529.8
Costs deferred	39.4	86.7	87.6	89.8
Amortized to expense	(23.5)	(45.1)	(42.2)	(38.9)
Ending balance, Deferred acquisition costs	683.6	667.7	626.1	580.7
Universal life | Benefits and Protection | Life Insurance
Deferred Acquisition Costs
Beginning balance, Deferred acquisition costs	1,545.3	1,569.7	1,596.2	1,608.3
Costs deferred	39.5	70.7	70.6	84.3
Amortized to expense	(46.9)	(95.1)	(97.1)	(96.4)
Ending balance, Deferred acquisition costs	1,537.9	1,545.3	1,569.7	1,596.2
Term life | Benefits and Protection | Life Insurance
Deferred Acquisition Costs
Beginning balance, Deferred acquisition costs	678.8	685.7	678.9	607.9
Costs deferred	7.9	55.0	66.7	126.5
Amortized to expense	(30.7)	(61.9)	(59.9)	(55.5)
Ending balance, Deferred acquisition costs	656.0	678.8	685.7	678.9
Participating life | Benefits and Protection | Life Insurance
Deferred Acquisition Costs
Beginning balance, Deferred acquisition costs	84.7	93.0	102.3	111.9
Costs deferred	1.0	1.4	1.4	1.9
Amortized to expense	(4.4)	(9.7)	(10.7)	(11.5)
Ending balance, Deferred acquisition costs	$ 81.3	$ 84.7	$ 93.0	$ 102.3